Parent Company Financial Information - Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend income:
Total dividend income	$ 10,555	$ 0	$ 0
Other income/(loss)	78,395	44,885	64,231
Interest expense:
Interest on term borrowings	53,047	36,037	29,103
Total interest expense	325,704	147,616	88,825
Compensation, employee benefits and other expense	658,223	587,465	563,791
Income/(loss) before income taxes	714,109	308,872	345,321
Tax expense/(benefit)	157,602	131,892	106,810
Equity in undistributed net income/(loss) of subsidiaries:
Net income/(loss) attributable to controlling interest	545,042	165,515	227,046
Parent Company
Dividend income:
Bank	420,000	250,000	250,000
Non-bank	1,386	1,097	1,361
Total dividend income	421,386	251,097	251,361
Other income/(loss)	112	190	(207)
Total income	421,498	251,287	251,154
Interest expense:
Interest on term borrowings	31,315	17,936	14,238
Total interest expense	31,315	17,936	14,238
Compensation, employee benefits and other expense	53,401	43,783	38,926
Total expense	84,716	61,719	53,164
Income/(loss) before income taxes	336,782	189,568	197,990
Tax expense/(benefit)	(38,509)	512	(22,981)
Income/(loss) before equity in undistributed net income of subsidiaries	375,291	189,056	220,971
Equity in undistributed net income/(loss) of subsidiaries:
Bank	170,939	(24,255)	9,508
Non-bank	(1,188)	714	(3,433)
Net income/(loss) attributable to controlling interest	$ 545,042	$ 165,515	$ 227,046